Consolidated Shareholders' Equity - Additional Information (Detail)							12 Months Ended
	May 10, 2017 € / shares	Mar. 05, 2017 EUR (€)	Mar. 02, 2017 € / shares	May 04, 2016 € / shares	Mar. 03, 2016 € / shares	Jun. 24, 2015 € / shares	Dec. 31, 2017 EUR (€) yr € / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Disclosure of classes of share capital [Line Items]
Share capital							€ 2,508,039,808
Number of shares | shares							1,254,019,904
Par value per share | € / shares							€ 2
Performance share unit (PSU) plan, vesting period description							Vesting at the end of a three-year service period and subject to performance conditions.
Hedges of net investments in foreign operations							€ 66,000,000	€ 66,000,000
Currency translation differences								144,000,000	€ 195,000,000
Weighted average period							2 years 6 months
Share based compensation arrangement by share based payment current tax benefit							€ 6,000,000	€ 2,000,000	€ 12,000,000
Number of stock option not taken for computing diluted earning per share | shares							800,000	2,400,000	400,000
May 10, 2017 [member]
Disclosure of classes of share capital [Line Items]
Period of share repurchase program							18 months
Number of shares repurchased | shares							8,428,935
Amount of shares repurchased							€ 702,000,000
May 4, 2016 [member]
Disclosure of classes of share capital [Line Items]
Period of share repurchase program							18 months
Number of shares repurchased | shares							18,426,601	19,947,202
Amount of shares repurchased							€ 1,453,000,000	€ 1,503,000,000
May 4, 2015 [member]
Disclosure of classes of share capital [Line Items]
Period of share repurchase program								18 months
Number of shares repurchased | shares								18,764,233	6,527,368
Amount of shares repurchased								€ 1,402,000,000	€ 551,000,000
Liquidity Contract [Member]
Disclosure of classes of share capital [Line Items]
Amount of shares repurchased							€ 4,000,000
Restricted shares [Member]
Disclosure of classes of share capital [Line Items]
Number of restricted shares not yet fully vested | shares							12,867,519	13,543,254	14,076,259
Restricted shares [Member] | Continuing operations [Member]
Disclosure of classes of share capital [Line Items]
Expense recognized for capital increases plans							€ 238,000,000	€ 219,000,000	€ 187,000,000
Restricted share plan 2017 [Member]
Disclosure of classes of share capital [Line Items]
Number of restricted shares not yet fully vested | shares							3,468,576
Restricted share plan 2016 [Member]
Disclosure of classes of share capital [Line Items]
Number of restricted shares not yet fully vested | shares							3,798,073
Restricted share plan 2015 [Member]
Disclosure of classes of share capital [Line Items]
Number of restricted shares not yet fully vested | shares							3,438,420
Restricted share plan 2014 [member]
Disclosure of classes of share capital [Line Items]
Number of restricted shares not yet fully vested | shares							2,162,450
Performance Share Unit Plan [Member]
Disclosure of classes of share capital [Line Items]
Expense recognized for capital increases plans		€ 27,000,000
Employees share ownership plan [member] | March 2, 2017 [member]
Disclosure of classes of share capital [Line Items]
Option to subscribe capital increases per share | € / shares			€ 70.01
Percentage of average of quoted market prices of shares			80.00%
Description of capital increases subscription period							Open from June 19 through June 30, 2017.
Capital increases plan shares being subscribed | shares							1,528,982
Further issuance of shares as employers contribution | shares							92,116
Employees share ownership plan [member] | March 3, 2016 [member]
Disclosure of classes of share capital [Line Items]
Option to subscribe capital increases per share | € / shares					€ 57.25
Percentage of average of quoted market prices of shares					80.00%
Description of capital increases subscription period							Open from June 13 through June 24, 2016.
Capital increases plan shares being subscribed | shares							1,756,972
Further issuance of shares as employers contribution | shares							47,014
Employees share ownership plan [member] | Continuing operations [Member] | March 2, 2017 [member]
Disclosure of classes of share capital [Line Items]
Expense recognized for capital increases plans							€ 21,000,000
Expense recognized for capital increases plans, for employer's contribution							8,000,000
Employees share ownership plan [member] | Continuing operations [Member] | March 3, 2016 [member]
Disclosure of classes of share capital [Line Items]
Expense recognized for capital increases plans								16,000,000
Expense recognized for capital increases plans, for employer's contribution								3,000,000
Stock subscription option plan [Member]
Disclosure of classes of share capital [Line Items]
Stock option granted	378,040			402,750		435,000
Stock option exercise per share | € / shares	€ 88.97			€ 75.90		€ 89.38
Stock option option vesting period	4 years			4 years		4 years
Stock option expire date	May 10, 2027			May 04, 2026		Jun. 24, 2025
Increase in shareholders equity due to exercise of stock purchase option							470,000,000
Stock subscription option plan [Member] | May 10, 2017 [member]
Disclosure of classes of share capital [Line Items]
Expense recognized for capital increases plans, for employer's contribution							700,000
Fair value of stock subscription option plan awarded							€ 5,000,000
Assumption dividend yield							3.56%
Volatility rate							23.74%
Risk free interest rate							0.27%
Plan maturity | yr							7
Fair value per option awarded | € / shares							€ 12.21
Stock subscription option plan [Member] | May 4, 2016 [member]
Disclosure of classes of share capital [Line Items]
Fair value of stock subscription option plan awarded								3,000,000
Assumption dividend yield							4.51%
Volatility rate							24.54%
Risk free interest rate							0.056%
Plan maturity | yr							7
Fair value per option awarded | € / shares							€ 6.60
Stock subscription option plan [Member] | May 4, 2015 [member]
Disclosure of classes of share capital [Line Items]
Fair value per option awarded | € / shares							€ 16.12
Stock subscription option plan [Member] | June 24, 2015 [member]
Disclosure of classes of share capital [Line Items]
Assumption dividend yield							3.64%
Volatility rate							27.52%
Risk free interest rate							0.65%
Plan maturity | yr							7
Total stock option plans [Member]
Disclosure of classes of share capital [Line Items]
Expense recognized for capital increases plans							€ 4,000,000	6,000,000	6,000,000
Total stock option plans [Member] | Continuing operations [Member]
Disclosure of classes of share capital [Line Items]
Unrecognized cost of unvested stock options							8,000,000	€ 9,000,000	€ 12,000,000
Stock purchase option plan [member]
Disclosure of classes of share capital [Line Items]
Increase in shareholders equity due to exercise of stock purchase option							€ 4,000,000